NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Basic Earnings per Share:
Net income (loss)	$ (469,547)	$ (380,845)	$ (802,048)	$ 3,147,032
Amount allocated to participating securities
Net income available for basic common shares and basic earnings	(469,547)	(380,845)	(802,048)	3,147,032
Net income available for basic common shares and basic earnings, Shares	48,612,365	48,612,365	48,612,365	45,920,759
Net income available for basic common shares and basic earnings, Per Share	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.07
Diluted Earnings per Share:
Net income (loss)	(469,547)	(380,845)	(802,048)	3,147,032
Amount allocated to participating securities
Adjustment for dilutive potential common shares, Shares				2,500,000
Net income available for diluted common shares and diluted earnings	$ (469,547)	$ (380,845)	$ (802,048)	$ 3,147,032
Net income available for diluted common shares and diluted earnings, Shares	48,612,365	48,612,365	48,612,365	48,420,759
Net income available for diluted common shares and diluted earnings, Per Share	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.06